Pension and other post-retirement obligations (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Net Liability Recognised in Consolidated Balance Sheet
Net liability recognised in the Consolidated Balance Sheet
The net liability recognised in the Consolidated Balance Sheet is as follows:

	Defined benefit pension schemes / post- employment obligations		Post-retirement medical schemes
	2020	2019	2020	2019
	US$M	US$M	US$M	US$M
Present value of funded defined benefit obligation	613	632	–	–
Present value of unfunded defined benefit obligation	354	306	214	203
Fair value of defined benefit scheme assets	(634)	(648)	–	–

Scheme deficit	333	290	214	203

Unrecognised surplus	–	–	–	–
Unrecognised past service credits	–	–	–	–
Adjustment for employer contributions tax	–	–	–	–

Net liability recognised in the Consolidated Balance Sheet	333	290	214	203